                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended December 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2005

                                                                                              LIPPER
                                                             LEHMAN           LEHMAN      CALIFORNIA
                                                           BROTHERS         BROTHERS       MUNICIPAL
                                                         CALIFORNIA        MUNICIPAL            DEBT
                                                             EXEMPT             BOND           FUNDS
CLASS A       CLASS B        CLASS C       CLASS D         INDEX(1)         INDEX(2)        INDEX(3)
   3.44%         3.74%          2.97%         3.74%            4.14%            3.51%           4.09%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE FISCAL PERIOD ENDED DECEMBER 31, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

Economic reports continued to show moderate growth in 2005, sustained by consumer spending and reasonable gains in employment. Core inflation (which excludes food and energy) remained benign, but protracted high oil prices fostered inflationary concerns, particularly during the summer. The unprecedented devastation caused by Hurricanes Rita and Katrina in September heightened the market's uncertainty. While the immediate economic impact was a major disruption of the nation's energy infrastructure, the economy showed considerable resilience in the fourth quarter. In fact, the consensus view developed that accelerated reconstruction in storm-ravaged areas would serve as a stimulus to future economic growth.

Throughout the year, the Federal Open Market Committee (the "Fed") continued the rate tightening pattern that began in June of 2004 and raised the federal funds target rate eight times in 25 basis point (0.25 percentage points) increments. As a result, the rate increased from 2.25 percent to 4.25 percent.

Yields on short-term municipal bonds followed the target rate during 2005 and rose steadily. In contrast, long-term bond yields were little changed for the period overall, reflecting strong demand for longer maturity bonds and the market's perception that the Fed was controlling inflation pressures. The slope of the yield curve flattened as the difference between short-term and long-term interest rates narrowed substantially. Representative yields on 30-year AAA rated municipal bonds ranged from a low of 4.20 percent in June to a high of
4.65 percent in November. At the end of December, the yield stood at 4.40 percent. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the added compensation investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Such refundings accounted for 30 percent of annual volume, nearly a 50 percent increase over 2004. California was the leading issuer of debt and accounted for 14 percent of volume in 2005.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. During the year, the ratio of 10-year municipals to 10-year Treasuries averaged 86 percent and the 30-year ratio averaged 97 percent. (The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.) As a result, institutional investors -- such as hedge funds and arbitrage accounts -- that normally focus on taxable bond sectors "crossed-over" to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

The State of California enjoyed improving economic, fiscal and credit conditions throughout the period. Unemployment declined and the defense and high technology sectors experienced steady growth. These economic improvements helped to boost stronger state revenues. California also made progress in resolving some of its structural budget imbalances, spurring further investor interest in its municipal debt market.

PERFORMANCE ANALYSIS

Morgan Stanley California Tax-Free Income Fund Class B and D shares underperformed the Lehman Brothers California Exempt Index, outperformed the Lehman Brothers Municipal Bond Index and underperformed the Lipper California Municipal Debt Funds Index for the 12 months ended December 31, 2005, assuming no deduction of applicable sales charges. Class A and C shares underperformed each index for the same time period, assuming no deduction of applicable sales charges.

In anticipation of Fed tightenings and generally higher interest rates, the Fund made modest ongoing adjustments to its long-term portfolio to reduce volatility. For example, the Fund's interest-rate sensitivity was positioned conservatively. At the close of the period, the Fund's option-adjusted duration* was 6.6 years. The Fund used proceeds from the sale of refunded issues to purchase premium coupon bonds with defensive characteristics.

Overall, the Fund maintained a high average credit quality with over 85 percent of the bonds in its portfolio rated A or higher, at the close of the period. The Fund reduced exposure to insured AAA holdings and increased exposure to investment-grade credits rated A and BBB. Reflecting a commitment to diversification, the Fund's net assets of approximately $569 million were invested among 13 long-term sectors and 71 credits.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE SECTORS

Water & Sewer                                  21.5%
Transportation Facilities                      15.4
Hospital                                       14.1
General Obligation                             12.2
Tax Allocation                                  8.8

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                        65.2%
Aa/AA                                           4.1
A/A                                            18.4
Baa/BBB                                        10.6
Ba/BB                                           1.7

DATA AS OF DECEMBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE SECTORS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, CALIFORNIA MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE

OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO) AS OF DECEMBER 31, 2005

[CHART]

WEIGHTED AVERAGE MATURITY: 17 YEARS(a)

0-5             7
6-10           11
11-15          27
16-20          31
21-25          11
26-30           7
30+ Years       6

(a)  WHERE APPLICABLE MATURITIES REFLECT MANDATORY TENDERS, PUTS AND CALL DATES.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL AND COST (BOOK) YIELD STRUCTURE

(BASED ON LONG-TERM PORTFOLIO) AS OF DECEMBER 31, 2005

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2006(a)         7
2007            4
2008           11
2009            5
2010            2
2011           17
2012           11
2013           11
2014            5
2015           17
2016+          10

[CHART]

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.3%

2006(a)       6.0
2007          6.0
2008          5.3
2009          5.2
2010          6.0
2011          5.1
2012          4.8
2013          4.9
2014          5.5
2015          5.0
2016+         6.0

(a)  MAY INCLUDE ISSUES INITIALLY CALLABLE IN PREVIOUS YEARS.

(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.0% ON 7% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2006.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

ENDING VALUE

                                  LEHMAN BROTHERS                LEHMAN BROTHERS              LIPPER CALIFORNIA
                        FUND++    CALIFORNIA EXEMPT INDEX(1)     MUNICIPAL BOND INDEX(2)      MUNICIPAL DEBT FUNDS INDEX(3)
December 31, 1995    $  10,000           $  10,000                      $  10,000                      $  10,000
December 31, 1996    $  10,313           $  10,443                      $  10,443                      $  10,397
December 31, 1997    $  11,087           $  11,427                      $  11,403                      $  11,371
December 31, 1998    $  11,712           $  12,219                      $  12,142                      $  12,070
December 31, 1999    $  11,244           $  11,878                      $  11,892                      $  11,547
December 31, 2000    $  12,626           $  13,384                      $  13,281                      $  13,043
December 31, 2001    $  13,076           $  14,080                      $  13,962                      $  13,552
December 31, 2002    $  14,139           $  15,270                      $  15,303                      $  14,633
December 31, 2003    $  14,742           $  16,013                      $  16,116                      $  15,302
December 31, 2004    $  15,365           $  16,893                      $  16,838                      $  16,009
December 31, 2005    $  15,939           $  17,594                      $  17,430                      $  16,665

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2005

                       CLASS A SHARES*         CLASS B SHARES**            CLASS C SHARES+           CLASS D SHARES++
                      (SINCE 07/28/97)         (SINCE 07/11/84)            (SINCE 07/28/97)          (SINCE 07/28/97)
SYMBOL                           CLFAX                    CLFBX                       CLFCX                     CLFDX
1 YEAR                            3.44%(4)                 3.74%(4)                    2.97%(4)                  3.74%(4)
                                 (0.96)(5)                (1.15)(5)                    1.99(5)                     --
5 YEARS                           4.84(4)                  4.77(4)                     4.25(4)                   5.03(4)
                                  3.94(5)                  4.45(5)                     4.25(5)                     --
10 YEARS                            --                     4.77(4)                       --                        --
                                    --                     4.77(5)                       --                        --
SINCE INCEPTION                   4.77(4)                  7.02(4)                     4.27(4)                   5.03(4)
                                  4.23(5)                  7.02(5)                     4.27(5)                     --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS CALIFORNIA EXEMPT INDEX TRACKS THE PERFORMANCE OF CALIFORNIA ISSUED MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING        ENDING       EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                   -------------   -------------   ---------------
                                                                                     07/01/05 -
                                                     07/01/05        12/31/05         12/31/05
                                                   -------------   -------------   ---------------
CLASS A
Actual (0.57% return)                              $    1,000.00   $    1,005.70       $  4.35
Hypothetical (5% annual return before expenses)    $    1,000.00   $    1,020.87       $  4.38

CLASS B
Actual (0.74% return)                              $    1,000.00   $    1,007.40       $  3.59
Hypothetical (5% annual return before expenses)    $    1,000.00   $    1,021.63       $  3.62

CLASS C
Actual (0.32% return)                              $    1,000.00   $    1,003.20       $  6.87
Hypothetical (5% annual return before expenses)    $    1,000.00   $    1,018.35       $  6.92


CLASS D
Actual (0.78% return)                              $    1,000.00   $    1,007.80       $  3.09
Hypothetical (5% annual return before expenses)    $    1,000.00   $    1,022.13       $  3.11

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.86%, 0.71%, 1.36% AND 0.61% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 0.88%, 0.74%, 1.38% AND 0.63% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 PRINCIPAL
 AMOUNT IN                                                                   COUPON   MATURITY
 THOUSANDS                                                                    RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
              California Tax-Exempt Municipal Bonds (95.5%)
              GENERAL OBLIGATION (12.2%)
              California,
$     5,000    Ser 1990                                                        7.00%   08/01/07   $  5,277,200
      5,000    Ser 1990                                                        7.00    08/01/08      5,436,900
      3,210    Ser 1996 (Ambac)                                                5.25    06/01/21      3,266,464
        535    Various Purpose Dtd 04/01/93 (FSA)                              5.50    04/01/19        538,050
      5,000    Various Purpose Dtd 04/01/02                                    6.00    04/01/19      5,882,050
      5,000    Various Purpose Dtd 12/01/05                                    5.00    03/01/27      5,245,650
      2,000    Veterans Ser AT                                                 9.50    02/01/10      2,434,520
      2,400    Veterans Ser BH (AMT) (FSA)                                     5.40    12/01/16      2,532,456
      3,000   Chino Valley Unified School District, 2002 Election
               2005 Ser C (MBIA)                                               5.25    08/01/30      3,247,590
      3,000   Huntington Beach Union High School District,
               Ser 2004 (FSA)                                                  5.00    08/01/27      3,154,830
      5,000   Los Angeles, Ser 2004 A (MBIA)                                   5.00    09/01/24      5,278,550
      5,000   Los Angeles Unified School District,
               2003 Ser A (FSA)                                                5.25    07/01/20      5,435,400
      5,000   Placentia - Yorba Linda United School
               District, 2002 Election
               Ser A (FGIC)                                                    5.00    08/01/26      5,211,800
      5,000   San Francisco, Laguna Honda Hospital
               Ser 2005 I (FSA)                                                5.00    06/15/30      5,204,500
              Puerto Rico,
      8,000    Public Impr Ser 1999                                            4.75    07/01/23      8,022,480
      3,000    Public Impr Ser 1999 (Secondary MBIA)                          4.875    07/01/23      3,107,160
-----------                                                                                       ------------
     65,145                                                                                         69,275,600
-----------                                                                                       ------------

              EDUCATIONAL FACILITIES REVENUE (4.7%)
              California Educational Facilities Authority,
      2,000    California College of Arts Ser 2005                             5.00    06/01/35      2,003,640
      3,000    Mills College Ser 2005 A                                        5.00    09/01/29      3,065,580
      2,000    Mills College Ser 2005 A                                        5.00    09/01/34      2,033,620
      3,000    Pitzer College Ser 2005 A                                       5.00    04/01/35      3,061,260
      4,240    University of Redlands Ser 2005 A                               5.00    10/01/35      4,328,955
      5,000    University of San Diego Ser 1998 (Ambac)                        5.00    10/01/22      5,236,350
              California Statewide Communities Development Authority,
      1,220    Thomas Jefferson School of Law Ser 2005 B                      4.875    10/01/31      1,227,161
        500    Thomas Jefferson School of Law Ser 2005 A                      4.875    10/01/35        501,505
      5,000   University California, Ser 2003 Q (FSA)                          5.00    09/01/24      5,232,700
-----------                                                                                       ------------
     25,960                                                                                         26,690,771
-----------                                                                                       ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                   COUPON    MATURITY
 THOUSANDS                                                                    RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------
              ELECTRIC REVENUE (6.9%)
$    25,000   Los Angeles Department of Water & Power,
               2001 Ser A (FSA)                                                5.25%   07/01/22   $  26,733,500
              Southern California Public Power Authority,
      3,500    Mead-Adelanto 1994 Ser A (Ambac)                                7.02++  07/01/15       4,151,455
      2,500    Mead-Phoenix 1994 Ser A (Ambac)                                 7.02++  07/01/15       2,965,325
      2,750    Transmission Refg Ser 2002 A (FSA)                              5.25    07/01/18       2,981,963
      2,000   Puerto Rico Electric Power Authority,
               Power Ser II (MBIA)                                            5.375    07/01/19       2,192,620
-----------                                                                                       -------------
     35,750                                                                                          39,024,863
-----------                                                                                       -------------

              HOSPITAL REVENUE (14.1%)
      8,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)       5.20    01/01/20       8,397,360
              California Health Facilities Financing Authority,
      4,000    Cedars-Sinai Medical Center Ser 2005                            5.00    11/15/27       4,098,480
      5,000    Cedars-Sinai Medical Center Ser 2005                            5.00    11/15/34       5,094,600
      2,500    Sutter/CHS Ser 1996 A (MBIA)                                   5.875    08/15/16       2,589,725
      5,000   California Infrastructure & Economic
               Development Bank, Kaiser Assistance Ser 2001 A                  5.55    08/01/31       5,296,500
              California Statewide Communities Development Authority,
      5,000    Adventist Healthwest 2005 Ser A                                 5.00    03/01/30       5,060,200
      1,595    Cedars-Sinai Medical Center Ser 1992 COPs                       6.50    08/01/12       1,736,716
      3,000    Daughters of Charity Health Ser 2005 A                          5.25    07/01/30       3,084,750
      2,500    Daughters of Charity Health Ser 2005 A                          5.25    07/01/35       2,564,125
      1,630    Huntington Memorial Hospital Ser 2005                           5.00    07/01/27       1,690,538
     14,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs     5.25    04/01/19      14,368,200
      5,000   Loma Linda, Loma Linda University Medical Center, Ser 2005 A     5.00    12/01/20       5,155,650
      7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)   6.50    03/15/15       8,796,750
      4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower
               Medical Center Ser 1997 A COPs (MBIA)                           5.25    07/01/17       4,189,600
      7,890   University California, UCLA Medical Center Ser 2004 A (Ambac)    5.00    05/15/39       8,124,412
-----------                                                                                       -------------
     76,615                                                                                          80,247,606
-----------                                                                                       -------------

              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.7%)
              California County Tobacco Securitization Agency,
      1,000    Merced County Tobacco Funding Corporation, Ser 2005 A           5.25    06/01/45         979,570
      3,000    Sonoma County Securitization Corporation, Ser 2005             5.125    06/01/38       2,916,720
      1,000    Sonoma County Securitization Corporation, Ser 2005              5.25    06/01/45         979,570
      5,000   California Pollution Control Financing Authority,
               San Diego Gas & Electric Co 1996 Ser A                          5.90    06/01/14       5,724,400

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                   COUPON    MATURITY
 THOUSANDS                                                                    RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------------
$     5,000   Tobacco Securitization Authority of Northern California,
               Sacramento County Tobacco Securitization Corporation
               Ser 2005 A-1                                                    5.50%   06/01/45   $  5,020,900
-----------                                                                                       ------------
     15,000                                                                                         15,621,160
-----------                                                                                       ------------
              MORTGAGE REVENUE - MULTI-FAMILY (0.3%)
      1,490   California Housing Finance Agency, Rental II 1992 Ser B          6.70    08/01/15      1,493,233
-----------                                                                                       ------------
              MORTGAGE REVENUE - SINGLE FAMILY (0.2%)
        770   California Housing Finance Agency, 1995 Ser B-2 (AMT)            6.30    08/01/24        780,387
              California Rural Home Financing Authority,
        110    Home 1997 Ser D-CL 5 (AMT)                                      6.70    05/01/29        110,554
        155    1997 Ser A-2 (AMT)                                              7.00    09/01/29        156,088
        130    Home 1998 Ser A (AMT)                                           6.35    12/01/29        131,659
-----------                                                                                       ------------
      1,165                                                                                          1,178,688
-----------                                                                                       ------------
              PUBLIC FACILITIES REVENUE (4.0%)
      4,000   Anaheim Public Financing Authority, 1997 Ser C (FSA)             6.00    09/01/16      4,665,520
              California Public Works Board,
      2,000    Butterfield State Office 2005 Ser A                             5.25    06/01/30      2,119,580
     10,000    Department of Corrections Refg 1993 Ser A (Ambac)               5.00    12/01/19     10,805,700
      1,010   Sacramento City Financing Authority, 2002 Ser A (FSA)            5.25    12/01/17      1,097,385
      5,000   Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)       0.00++  07/01/31      3,926,450
-----------                                                                                       ------------
     22,010                                                                                         22,614,635
-----------                                                                                       ------------
              TAX ALLOCATION REVENUE (8.8%)
      2,000   Capistrano Unified School District, Community Facilities
               District #98-2, Ladera Special Tax Ser 2005 (FGIC)              5.00    09/01/29      2,094,360
      1,500   Fontana Public Finance Authority, Ser 2003 A (Ambac)            5.375    09/01/25      1,611,165
              Long Beach Bond Finance Authority,
      3,205    Downtown North Long Beach 2002 Ser A (Ambac)                   5.375    08/01/19      3,499,508
      2,380    Downtown North Long Beach 2002 Ser A (Ambac)                   5.375    08/01/20      2,573,470
     20,000   Long Beach Financing Authority, Ser 1992 (Ambac)                 6.00    11/01/17     23,197,400
      4,000   Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)            5.00    04/01/33      4,136,080
      2,000   Riverside County Public Financing Authority Ser 2005 A (XLCA)    5.00    10/01/37      2,061,520
              San Jose Redevelopment Agency,
      8,000    Ser 1999 (Ambac)                                                4.75    08/01/23      8,100,960
      3,000    Merged Area (MBIA)                                              5.00    08/01/32      3,082,650
-----------                                                                                       ------------
     46,085                                                                                         50,357,113
-----------                                                                                       ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                   COUPON    MATURITY
 THOUSANDS                                                                    RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------------
              TRANSPORTATION FACILITIES REVENUE (15.4%)
$    10,000   Alameda Corridor Transportation Authority, Sr Lien
               Ser 1999 A (MBIA)                                               5.25%   10/01/21   $ 10,672,200
      4,000   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
               2001 Ser D                                                      5.00    04/01/18      4,250,880
      3,000   California Infrastructure and Economic Development Bank, Bay
               Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A
               (FSA)                                                           5.25    07/01/21      3,261,240
              Foothill/Eastern Transportation Corridor Agency,
      5,000    Toll Road Ser 1999 (MBIA)                                      5.125    01/15/19      5,324,700
     14,000    Toll Road Ser 1999                                              0.00++  01/15/23     12,227,740
      5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA)                5.50    07/01/11      5,224,650
              Port of Oakland,
      5,200    Ser 2002 M (FGIC)                                               5.25    11/01/19      5,658,068
      2,000    Ser 2002 M (FGIC)                                               5.25    11/01/20      2,155,560
      5,000   San Francisco Airports Commission, San Francisco Int'l
               Airport Second Ser Refg Issue 27B (FGIC)                       5.125    05/01/26      5,190,900
      9,500   San Francisco Bay Area Rapid Transit District, Sales Tax
               Ser 1998 (Ambac)                                                4.75    07/01/23      9,673,280
              San Joaquin Hills Transportation Corridor Agency,
      6,000    Toll Road Refg Ser 1997 A (MBIA)                                0.00    01/15/15      4,112,700
     10,000    Toll Road Senior Lien Ser 1993                                  5.00    01/01/33      9,523,600
     10,000   San Jose, Airport Ser 2001 A (FGIC)                              5.00    03/01/25     10,308,200
-----------                                                                                       ------------
     88,700                                                                                         87,583,718
-----------                                                                                       ------------
              WATER & SEWER REVENUE (21.5%)
     20,000   California Department of Water Resources, Central Valley
               Ser Y (FGIC)                                                    5.00    12/01/25     21,169,600
      4,000   Corona Public Financing Authority, Water Ser 1998 (FGIC)         4.75    09/01/23      4,075,200
     10,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)       5.00    06/01/26     10,356,900
      8,000   Eastern Municipal Water District, Water & Sewer
               Refg Ser 1998 A COPs (FGIC)                                     4.75    07/01/23      8,114,880
              Los Angeles Department of Water & Power,
      5,000    Water 2001 Ser A                                               5.125    07/01/41      5,142,000
      5,000    Water 2003 Ser A (FGIC)                                         5.00    07/01/43      5,134,500
     20,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA)                    5.00    06/01/22     21,225,000
     10,000   Sacramento Financing Authority, Water & Capital Improvement
               2001 Ser A (Ambac)                                              5.00    12/01/26     10,752,200
      5,000   San Diego County Water Authority, Ser 2004 A (FSA)               5.00    05/01/29      5,248,850
     10,000   San Diego Public Facilities Authority, Sewer Ser 1993 A          5.25    05/15/20     10,006,600
              San Francisco Public Utilities Commission,
      5,650    Water 2002 Ser A (MBIA)                                         5.00    11/01/20      5,997,927
     10,000    Water 1996 Ser A                                                5.00    11/01/21     10,191,100
      5,000   West Basin Municipal Water District, Refg Ser 2003 A
               COPs (MBIA)                                                     5.00    08/01/30      5,186,650
-----------                                                                                       ------------
    117,650                                                                                        122,601,407
-----------                                                                                       ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                   COUPON    MATURITY
 THOUSANDS                                                                    RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------
              OTHER REVENUE (2.8%)
$    10,000   California Economic Recovery, Ser 2004 A                         5.00%   07/01/16   $  10,768,200
              Golden State Tobacco Securitization Corporation,
      1,000    Enhanced Asset Backed Ser 2005 A (Ambac)                        5.00    06/01/21       1,050,500
      4,000    Enhanced Asset Backed Ser 2005 A                                5.00    06/01/45       4,034,240
-----------                                                                                       -------------
     15,000                                                                                          15,852,940
-----------                                                                                       -------------
              REFUNDED (1.9%)
     10,000   California Department of Water Resources, Power Supply
-----------    Ser 2002 A **                                                  5.375    05/01/12+     11,102,100
                                                                                                  -------------
    520,570   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
-----------    (COST $512,697,672)                                                                  543,643,834
                                                                                                  -------------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.0%)
      5,500   California Department of Water Resources, Power Supply
               Ser 2002 B (Demand 01/03/06)                                    3.70*   05/01/22       5,500,000
      2,500   California Economic Recovery Bonds, Ser 2004 A
               Ser 280 (FGIC) (Demand 01/03/06)                                3.70*   07/01/23       2,500,000
      3,500   M-S-R Public Power Agency, San Juan Sub Lien
               Ser 1998 F (MBIA) (Demand 01/03/06)                             3.70*   07/01/22       3,500,000
      6,000   San Diego County Water Authority, Ser 1991 B COPs CARs
               (MBIA)                                                          9.37++  04/27/06+      6,349,440
      5,250   Southern California Public Power Authority, Transmission Refg
-----------    Ser 1988 A (FGIC) (ETM)                                         0.00    07/01/06       5,165,580
                                                                                                  -------------
     22,750   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------    (COST $22,545,072)                                                                    23,015,020
                                                                                                  -------------
$   543,320   TOTAL INVESTMENTS (COST $535,242,744)(a)(b)                                99.5%      566,658,854
===========   OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.5         2,742,264
                                                                                        -----     -------------
              NET ASSETS                                                                100.0%    $ 569,401,118
                                                                                        =====     =============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
   AMT    ALTERNATIVE MINIMUM TAX.
   CARS   COMPLEMENTARY AUCTION RATE CERTIFICATES.
   COPS   CERTIFICATES OF PARTICIPATION.
   ETM    ESCROWED TO MATURITY.
   *      CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
   ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $132,500.
   +      PREREFUNDED TO CALL DATE SHOWN.
   ++ SECURITY IS A "STEP-UP" BOND WHERE THE COUPON INCREASES ON A PREDETERMINED DATE.
   ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE A TOTAL VALUE OF $13,466,220 WHICH REPRESENTS 2.4% OF NET ASSETS.
   (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $31,836,641 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $534,857,166. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $32,325,634 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $523,946, RESULTING IN NET UNREALIZED APPRECIATION OF $31,801,688 .

BOND INSURANCE:

   AMBAC  AMBAC ASSURANCE CORPORATION.
   FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA    FINANCIAL SECURITY ASSURANCE INC.
   MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
   XLCA   XL CAPITAL ASSURANCE INC.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

                                  DESCRIPTION,
NUMBER OF                        DELIVERY MONTH           UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT              AND YEAR              AMOUNT AT VALUE   DEPRECIATION
----------------------------------------------------------------------------------------
   250        Short        U.S. Treasury Notes 5 Year     $   (26,585,938)  $    (61,235)
                                   March 2006
    50        Short        U.S. Treasury Notes 10 Year         (5,470,312)       (26,699)
                                   March 2006
                                                                            ------------
                           Total Unrealized Depreciation                    $    (87,934)
                                                                            ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
Investments in securities, at value
 (cost $535,242,744)                                 $  566,658,854
Cash                                                         37,971
Receivable for:
 Interest                                                 7,636,207
 Shares of beneficial interest sold                       1,777,015
 Variation margin                                            20,314
Receivable from affiliate                                    83,709
Prepaid expenses and other assets                            26,937
                                                     --------------
    Total Assets                                        576,241,007
                                                     --------------
LIABILITIES:
Payable for:
 Dividends and distributions to shareholders              4,543,859
 Shares of beneficial interest redeemed                   1,729,708
 Investment advisory fee                                    211,890
 Distribution fee                                           189,638
 Administration fee                                          38,801
 Transfer agent fee                                           8,098
Accrued expenses and other payables                         117,895
                                                     --------------
    TOTAL LIABILITIES                                     6,839,889
                                                     --------------
    NET ASSETS                                       $  569,401,118
                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                      $  537,654,192
Net unrealized appreciation                              31,328,176
Accumulated undistributed net
 investment income                                          479,770
Distributions in excess of net realized gain                (61,020)
                                                     --------------
    NET ASSETS                                       $  569,401,118
                                                     ==============
CLASS A SHARES:
Net Assets                                           $  329,938,615
Shares Outstanding (unlimited authorized,
 $.01 par value)                                         27,124,720
    NET ASSET VALUE PER SHARE                        $        12.16
                                                     ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET
      ASSET VALUE)                                   $        12.70
                                                     ==============
CLASS B SHARES:
Net Assets                                           $  159,220,738
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                         13,007,550
    NET ASSET VALUE PER SHARE                        $        12.24
                                                     ==============
CLASS C SHARES:
Net Assets                                           $   26,384,724
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                          2,156,526
    NET ASSET VALUE PER SHARE                        $        12.23
                                                     ==============
CLASS D SHARES:
Net Assets                                           $   53,857,041
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                          4,414,319
    NET ASSET VALUE PER SHARE                        $        12.20
                                                     ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

NET INVESTMENT INCOME:
INTEREST INCOME                                      $   29,983,650
                                                     --------------
EXPENSES
Investment advisory fee                                   2,810,269
Distribution fee (Class A shares)                           590,227
Distribution fee (Class B shares)                           199,690
Distribution fee (Class C shares)                           200,255
Administration fee                                          482,745
Transfer agent fees and expenses                            210,303
Shareholder reports and notices                              79,613
Professional fees                                            73,960
Custodian fees                                               34,556
Trustees' fees and expenses                                  14,996
Other                                                        58,196
                                                     --------------
    TOTAL EXPENSES                                        4,754,810
Less: amounts waived                                        (86,898)
Less: expense offset                                        (33,080)
                                                     --------------
    NET EXPENSES                                          4,634,832
                                                     --------------
    NET INVESTMENT INCOME                                25,348,818
                                                     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                               9,276,538
Futures contracts                                           410,774
                                                     --------------
    NET REALIZED GAIN                                     9,687,312
                                                     --------------
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
Investments                                             (13,689,404)
Futures contracts                                           (87,934)
                                                     --------------
    NET DEPRECIATION                                    (13,777,338)
                                                     --------------
    NET LOSS                                             (4,090,026)
                                                     --------------
NET INCREASE                                         $   21,258,792
                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR         FOR THE YEAR
                                                                          ENDED                ENDED
                                                                    DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $      25,348,818    $      28,753,186
Net realized gain                                                           9,687,312            5,439,032
Net change in unrealized appreciation                                     (13,777,338)          (7,399,441)
                                                                    -----------------    -----------------
    NET INCREASE                                                           21,258,792           26,792,777
                                                                    -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares                                                         (9,719,215)            (760,362)
    Class B shares                                                        (12,140,918)         (24,171,667)
    Class C shares                                                           (968,237)          (1,021,650)
    Class D shares                                                         (2,455,372)          (2,765,747)

Net realized gain
    Class A shares                                                         (5,480,668)            (163,452)
    Class B shares                                                         (2,674,136)          (4,452,125)
    Class C shares                                                           (436,485)            (232,466)
    Class D shares                                                           (895,913)            (495,229)
                                                                    -----------------    -----------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                     (34,770,944)         (34,062,698)
                                                                    -----------------    -----------------
Net decrease from transactions in shares of beneficial interest           (48,234,063)         (71,320,691)
                                                                    -----------------    -----------------
    NET DECREASE                                                          (61,746,215)         (78,590,612)

NET ASSETS:
Beginning of period                                                       631,147,333          709,737,945
                                                                    -----------------    -----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$479,770 AND $429,306, RESPECTIVELY)                                $     569,401,118    $     631,147,333
                                                                    =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million; 0.445% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.42% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.37% to the portion of the daily net assets in excess of $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective June 1, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no expenses as of December 31, 2005.

For the year ended December 31, 2005, the distribution fee was accrued for Class B shares at the annual rate of 0.07%. At December 31, 2005, included in the Statement of Assets and Liabilities, is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $219,136 and $1,023, respectively and received $129,324 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2005 aggregated $133,266,051 and $179,562,297, respectively. Included in the aforementioned transactions is a purchase of $5,416,400 and a sale of $5,343,350 with another Morgan Stanley fund including net realized gain of $443,891.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,384. At December 31, 2005, the Fund had an accrued pension liability of $63,399 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR                        FOR THE YEAR
                                                             ENDED                               ENDED
                                                       DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                --------------------------------    --------------------------------
                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                   510,370    $    6,347,742           559,337    $    7,038,418
Conversion from Class B                             26,881,166       333,835,771                --                --
Reinvestment of dividends and distributions            709,137         8,718,752            28,186           350,747
Redeemed                                            (2,517,480)      (31,217,088)         (431,256)       (5,340,734)
                                                --------------    --------------    --------------    --------------
Net increase -- Class A                             25,583,193       317,685,177           156,267         2,048,431
                                                --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                   636,974         7,964,926         1,325,952        16,676,138
Conversion to Class A                              (26,729,720)     (333,835,771)               --                --
Reinvestment of dividends and distributions            545,578         6,775,281         1,188,509        14,881,743
Redeemed                                            (3,444,670)      (43,042,005)       (7,931,795)      (99,245,593)
                                                --------------    --------------    --------------    --------------
Net decrease -- Class B                            (28,991,838)     (362,137,569)       (5,417,334)      (67,687,712)
                                                --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                   223,514         2,798,084           382,653         4,832,637
Reinvestment of dividends and distributions             73,982           915,630            65,456           819,425
Redeemed                                              (338,227)       (4,230,339)         (340,847)       (4,273,996)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                     (40,731)         (516,625)          107,262         1,378,066
                                                --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                   211,330         2,634,719           274,779         3,446,290
Reinvestment of dividends and distributions            154,996         1,915,329           139,106         1,737,213
Redeemed                                              (628,321)       (7,815,094)         (982,554)      (12,242,979)
                                                --------------    --------------    --------------    --------------
Net decrease -- Class D                               (261,995)       (3,265,046)         (568,669)       (7,059,476)
                                                --------------    --------------    --------------    --------------
Net decrease in Fund                                (3,711,371)   $  (48,234,063)       (5,722,474)   $  (71,320,691)
                                                ==============    ==============    ==============    ==============

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                      FOR THE YEAR         FOR THE YEAR
                                                                          ENDED                ENDED
                                                                    DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                    -----------------    -----------------
Tax-exempt income                                                   $      25,232,039    $      28,687,522
Ordinary income                                                                51,809               31,904
Long-term capital gains                                                     9,487,096            5,343,272
                                                                    -----------------    -----------------
Total distributions                                                 $      34,770,944    $      34,062,698
                                                                    =================    =================

As of December 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income       $     158,408
Undistributed long-term gains                    --
                                      -------------
Net accumulated earnings                    158,408
Post-October losses                        (148,589)
Temporary differences                       (64,581)
Net unrealized appreciation              31,801,688
                                      -------------
Total accumulated earnings            $  31,746,926
                                      =============

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and distributions in excess of net realized gain was credited $14,612.

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
                                                    -----------     -----------     -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     12.46     $     12.58     $     12.68     $     12.34     $     12.49
                                                    -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income                                    0.52            0.54            0.55            0.57            0.57
  Net realized and unrealized gain (loss)                 (0.10)          (0.02)          (0.01)           0.44           (0.10)
                                                    -----------     -----------     -----------     -----------     -----------
Total income from investment operations                    0.42            0.52            0.54            1.01            0.47
                                                    -----------     -----------     -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                   (0.51)          (0.53)          (0.55)          (0.57)          (0.58)
  Net realized gain                                       (0.21)          (0.11)          (0.09)          (0.10)          (0.04)
                                                    -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                         (0.72)          (0.64)          (0.64)          (0.67)          (0.62)
                                                    -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                      $     12.16     $     12.46     $     12.58     $     12.68     $     12.34
                                                    ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                              3.44%           4.26%           4.31%           8.37%           3.90%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                           0.86%(2)        0.81%           0.78%           0.80%           0.80%
Net investment income                                      4.11%(2)        4.29%           4.34%           4.53%           4.62%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $   329,938     $    19,203     $    17,422     $    20,775     $    17,147
Portfolio turnover rate                                      23%             10%             11%             12%             13%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR FOR THE PERIOD JUNE 1, 2005 THROUGH DECEMBER 31, 2005, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.87% AND 4.10%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
                                                    -----------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     12.52     $     12.65     $     12.75     $     12.42     $     12.57
                                                    -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income                                    0.54            0.54            0.55            0.56            0.55
  Net realized and unrealized gain (loss)                 (0.08)          (0.02)          (0.02)           0.42           (0.11)
                                                    -----------     -----------     -----------     -----------     -----------
Total income from investment operations                    0.46            0.52            0.53            0.98            0.44
                                                    -----------     -----------     -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                   (0.53)          (0.54)          (0.54)          (0.55)          (0.55)
  Net realized gain                                       (0.21)          (0.11)          (0.09)          (0.10)          (0.04)
                                                    -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                         (0.74)          (0.65)          (0.63)          (0.65)          (0.59)
                                                    -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                      $     12.24     $     12.52     $     12.65     $     12.75     $     12.42
                                                    ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                              3.74%           4.22%           4.27%           8.13%           3.56%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                           0.68%(3)        0.78%(2)        0.83%(2)        0.93%(2)        1.04%(2)
Net investment income                                      4.29%(3)        4.32%(2)        4.29%(2)        4.40%(2)        4.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $   159,221     $   526,026     $   599,737     $   682,046     $   696,481
Portfolio turnover rate                                      23%             10%             11%             12%             13%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED BY THE DISTRIBUTOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                    EXPENSE        NET INVESTMENT
                 PERIOD ENDED                        RATIO          INCOME RATIO
               -----------------                    -------        --------------
               DECEMBER 31, 2004                      1.03%             4.07%
               DECEMBER 31, 2003                      1.35              3.77
               DECEMBER 31, 2002                      1.35              3.98
               DECEMBER 31, 2001                      1.34              4.06

(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR FOR THE PERIOD JUNE 1, 2005 THROUGH DECEMBER 31, 2005, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.69% AND 4.28%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                        2005              2004           2003           2002           2001
                                                    -----------       -----------    -----------    -----------    -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     12.52       $     12.65    $     12.74    $     12.42    $     12.57
                                                    -----------       -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income                                    0.45              0.47           0.48           0.50           0.51
  Net realized and unrealized gain (loss)                 (0.08)            (0.02)          0.00           0.42          (0.11)
                                                    -----------       -----------    -----------    -----------    -----------
Total income from investment operations                    0.37              0.45           0.48           0.92           0.40
                                                    -----------       -----------    -----------    -----------    -----------

Less dividends and distributions from:
  Net investment income                                   (0.45)            (0.47)         (0.48)         (0.50)         (0.51)
  Net realized gain                                       (0.21)            (0.11)         (0.09)         (0.10)         (0.04)
                                                    -----------       -----------    -----------    -----------    -----------
Total dividends and distributions                         (0.66)            (0.58)         (0.57)         (0.60)         (0.55)
                                                    -----------       -----------    -----------    -----------    -----------

Net asset value, end of period                      $     12.23       $     12.52    $     12.65    $     12.74    $     12.42
                                                    ===========       ===========    ===========    ===========    ===========

TOTAL RETURN+                                              2.97%             3.61%          3.80%          7.59%          3.33%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                           1.36%(2)          1.36%          1.35%          1.35%          1.34%
Net investment income                                      3.61%(2)          3.74%          3.77%          3.98%          4.09%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    26,385       $    27,519    $    26,435    $    25,825    $    16,745
Portfolio turnover rate                                      23%               10%            11%            12%            13%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR FOR THE PERIOD JUNE 1, 2005 THROUGH DECEMBER 31, 2005, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.37% AND 3.60%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
                                                    -----------     -----------     -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     12.49     $     12.61     $     12.71     $     12.39     $     12.53
                                                    -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income                                    0.54            0.56            0.57            0.60            0.60
  Net realized and unrealized gain (loss)                 (0.08)          (0.01)          (0.01)           0.41           (0.10)
                                                    -----------     -----------     -----------     -----------     -----------
Total income from investment operations                    0.46            0.55            0.56            1.01            0.50
                                                    -----------     -----------     -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                   (0.54)          (0.56)          (0.57)          (0.59)          (0.60)
  Net realized gain                                       (0.21)          (0.11)          (0.09)          (0.10)          (0.04)
                                                    -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                         (0.75)          (0.67)          (0.66)          (0.69)          (0.64)
                                                    -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                      $     12.20     $     12.49     $     12.61     $     12.71     $     12.39
                                                    ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                              3.74%           4.48%           4.50%           8.41%           4.12%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                           0.61%(2)        0.61%           0.60%           0.60%           0.59%
Net investment income                                      4.36%(2)        4.49%           4.52%           4.73%           4.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    53,857     $    58,399     $    66,143     $    75,332     $    83,638
Portfolio turnover rate                                      23%             10%             11%             12%             13%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR FOR THE PERIOD JUNE 1, 2005 THROUGH DECEMBER 31, 2005, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.62% AND 4.35%, RESPECTIVELY.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Income Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 17, 2006

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                      POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------------  ------------  --------------  -------------------------  -------------  -----------------------
Michael Bozic (64)                   Trustee       Since April     Private Investor;          197            Director of various
c/o Kramer Levin Naftalis                          1994            Director or Trustee of                    business organizations.
& Frankel LLP                                                      the Retail Funds (since
Counsel to the Independent Trustees                                April 1994) and the
1177 Avenue of the Americas                                        Institutional Funds
New York, NY 10036                                                 (since July 2003);
                                                                   formerly Vice Chairman of
                                                                   Kmart Corporation
                                                                   (December 1998-
                                                                   October 2000), Chairman
                                                                   and Chief Executive
                                                                   Officer of Levitz
                                                                   Furniture Corporation
                                                                   (November 1995-November
                                                                   1998) and President
                                                                   and Chief Executive
                                                                   Officer of Hills
                                                                   Department Stores (May
                                                                   1991-July 1995); formerly
                                                                   variously Chairman, Chief
                                                                   Executive Officer,
                                                                   President and Chief
                                                                   Operating Officer
                                                                   (1987-1991) of the Sears
                                                                   Merchandise Group of
                                                                   Sears, Roebuck & Co.

Edwin J. Garn (73)                   Trustee       Since           Consultant; Director or    197            Director of Franklin
1031 N. Chartwell Court                            January 1993    Trustee of the Retail                     Covey (time management
Salt Lake City, UT 84103                                           Funds (since January 1993)                systems), BMW Bank of
                                                                   and the Institutional                     North America, Inc.
                                                                   Funds (since July 2003);                  (industrial loan
                                                                   member of the Utah                        corporation), Escrow
                                                                   Regional Advisory Board                   Bank USA (industrial
                                                                   of Pacific Corp. (utility                 loan corporation),
                                                                   company); formerly                        United Space Alliance
                                                                   Managing Director of                      (joint venture between
                                                                   Summit Ventures LLC                       Lockheed Martin and
                                                                   (2000-2004) (lobbying and                 the Boeing Company)
                                                                   consulting firm); United                  and Nuskin Asia
                                                                   States Senator (R-Utah)                   Pacific (multilevel
                                                                   (1974-1992) and Chairman,                 marketing); member of
                                                                   Senate Banking Committee                  the board of various
                                                                   (1980-1986), Mayor of                     civic and charitable
                                                                   Salt Lake City, Utah                      organizations.
                                                                   (1971-1974), Astronaut,
                                                                   Space Shuttle Discovery
                                                                   (April 12-19, 1985), and
                                                                   Vice Chairman, Huntsman
                                                                   Corporation (chemical
                                                                   company).

Wayne E. Hedien (71)                 Trustee       Since           Retired; Director or       197            Director of The PMI
c/o Kramer Levin Naftalis                          September       Trustee of the Retail                     Group Inc. (private
& Frankel LLP                                      1997            Funds (since                              mortgage insurance);
Counsel to the Independent Trustees                                September 1997) and the                   Trustee and Vice
1177 Avenue of the Americas                                        Institutional Funds                       Chairman of The Field
New York, NY 10036                                                 (since July 2003);                        Museum of Natural
                                                                   formerly associated with                  History; director of
                                                                   the Allstate Companies                    various other business
                                                                   (1966-1994), most                         and charitable
                                                                   recently as Chairman of                   organizations.
                                                                   The Allstate Corporation
                                                                   (March 1993-December 1994)
                                                                   and Chairman and Chief
                                                                   Executive Officer of its
                                                                   wholly-owned subsidiary,
                                                                   Allstate Insurance
                                                                   Company (July
                                                                   1989-December 1994).

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                      POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------------  ------------  --------------  -------------------------  -------------  -----------------------
Dr. Manuel H. Johnson (56)           Trustee       Since July      Senior Partner, Johnson    197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                      1991            Smick International,                      (home construction);
888 16th Street, NW                                                Inc., a consulting firm;                  Director of KFX
Suite 740                                                          Chairman of the Audit                     Energy; Director of
Washington, D.C. 20006                                             Committee and Director                    RBS Greenwich Capital
                                                                   or Trustee of the Retail                  Holdings (financial
                                                                   Funds (since July 1991)                   holding company).
                                                                   and the Institutional
                                                                   Funds (since July 2003);
                                                                   Co-Chairman and a
                                                                   founder of the Group of
                                                                   Seven Council (G7C), an
                                                                   international economic
                                                                   commission; formerly
                                                                   Vice Chairman of the
                                                                   Board of Governors of
                                                                   the Federal Reserve
                                                                   System and Assistant
                                                                   Secretary of the U.S.
                                                                   Treasury.

Joseph J. Kearns (63)                Trustee       Since           President, Kearns&         198            Director of Electro
c/o Kearns & Associates LLC                        July 2003       Associates LLC                            Rent Corporation
PMB754                                                             (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                        Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                   Audit Committee and                       Foundation, and the
                                                                   Director or Trustee of                    UCLA Foundation.
                                                                   the Retail Funds (since
                                                                   July 2003) and the
                                                                   Institutional Funds
                                                                   (since August 1994);
                                                                   previously Chairman of
                                                                   the Audit Committee of
                                                                   the Institutional Funds
                                                                   (October 2001-July 2003);
                                                                   formerly CFO of the
                                                                   J. Paul Getty Trust.

Michael E. Nugent (69)               Trustee       Since           General Partner of         197            None.
c/o Triumph Capital, L.P.                          July 1991       Triumph Capital, L.P., a
445 Park Avenue                                                    private investment
New York, NY 10022                                                 partnership; Chairman of
                                                                   the Insurance Committee
                                                                   and Director or Trustee
                                                                   of the Retail Funds
                                                                   (since July 1991) and
                                                                   the Institutional Funds
                                                                   (since July 2001);
                                                                   formerly Vice President,
                                                                   Bankers Trust Company
                                                                   and BT Capital
                                                                   Corporation (1984-1988).

Fergus Reid (73)                     Trustee       Since           Chairman of Lumelite       198            Trustee and Director
c/o Lumelite Plastics Corporation                  July 2003       Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                            Chairman of the                           companies in the
Pawling, NY 12564                                                  Governance Committee and                  JPMorgan Funds complex
                                                                   Director or Trustee of                    managed by J.P. Morgan
                                                                   the Retail Funds (since                   Investment Management
                                                                   July 2003) and the                        Inc.
                                                                   Institutional Funds
                                                                   (since June 1992).

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                       TERM OF                                  IN FUND
                                      POSITION(S)    OFFICE AND                                 COMPLEX
     NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
       INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------------  ------------  --------------  -------------------------  -------------  -----------------------
Charles A. Fiumefreddo (72)          Chairman of   Since July      Chairman and Director or   197            None.
c/o Morgan Stanley Trust             the Board     1991            Trustee of the Retail
Harborside Financial Center,         and Trustee                   Funds (since July 1991)
Plaza Two,                                                         and the Institutional
Jersey City, NJ 07311                                              Funds (since July 2003);
                                                                   formerly Chief Executive
                                                                   Officer of the Retail
                                                                   Funds (until
                                                                   September 2002).

James F. Higgins (57)                Trustee       Since June      Director or Trustee of     197            Director of AXA
c/o Morgan Stanley Trust                           2000            the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                       June 2000) and the                        The Equitable Life
Plaza Two,                                                         Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                              (since July 2003);                        the United States
                                                                   Senior Advisor of Morgan                  (financial services).
                                                                   Stanley (since August
                                                                   2000); Director of the
                                                                   Distributor and Dean
                                                                   Witter Realty Inc.;
                                                                   previously President and
                                                                   Chief Operating Officer
                                                                   of the Private Client
                                                                   Group of Morgan Stanley
                                                                   (May 1999-August 2000),
                                                                   and President and Chief
                                                                   Operating Officer of
                                                                   Individual Securities of
                                                                   Morgan Stanley (February
                                                                   1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
    EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -------------------  -------------------  ------------------------------------------------------------
Ronald E. Robison (66)       President and        Since May 2003       President (since September 2005) and Principal Executive
1221 Avenue of the Americas  Principal Executive                       Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020           Officer                                   Managing Director of Morgan Stanley & Co. Incorporated and
                                                                       Morgan Stanley; Managing Director and Director of Morgan
                                                                       Stanley Investment Management Inc., Morgan Stanley
                                                                       Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                       Managing Director, Chief Administrative Officer and
                                                                       Director of Morgan Stanley Investment Advisors Inc. and
                                                                       Morgan Stanley Services Company Inc.; Chief Executive
                                                                       Officer and Director of Morgan Stanley Trust; Director of
                                                                       Morgan Stanley SICAV (since May 2004); President (since
                                                                       September 2005) and Principal Executive Officer (since May
                                                                       2003) of the Van Kampen Funds; previously, Executive Vice
                                                                       President (July 2003-September 2005) of funds in the Fund
                                                                       Complex and the Van Kampen Funds. He was also previously
                                                                       President and Director of the Institutional Funds (March
                                                                       2001-July 2003), Chief Global Operations Officer of Morgan
                                                                       Stanley Investment Management Inc. and Chief Executive
                                                                       Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51)        Vice President       Since February 2006  Managing Director and Chief Investment Officer - Global
25 Cabot Square,                                                       Fixed Income of Morgan Stanley Investment Management Inc.,
Canary Wharf, London,                                                  Morgan Stanley Investment Advisors Inc., and Van Kampen
United Kingdom E144QA                                                  Asset Management. Managing Director and Director of Morgan
                                                                       Stanley Investment Management Ltd. Vice President (since
                                                                       February 2006) of the Morgan Stanley Retail Funds and Morgan
                                                                       Stanley Institutional Funds.

Dennis F. Shea (52)          Vice President       Since February 2006  Managing Director and Chief Investment Officer - Global
1221 Avenue of the Americas                                            Equity of Morgan Stanley Investment Advisors Inc., Morgan
New York, NY 10020                                                     Stanley Investment Management Inc. and Van Kampen Asset
                                                                       Management. Vice President (since February 2006) of the
                                                                       Morgan Stanley Retail Funds and Morgan Stanley
                                                                       Institutional Funds. Previously, Managing Director and
                                                                       Director of Global Equity Research at Morgan Stanley.

Barry Fink (50)              Vice President       Since February 1997  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                                            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                     Management; Managing Director (since December 2000)of the
                                                                       Investment Adviser and the Administrator; Vice President of
                                                                       the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                       Vice President of the Institutional Funds (since July
                                                                       2003); Managing Director, Secretary and Director of the
                                                                       Distributor; previously Secretary (February 1997-July 2003)
                                                                       and General Counsel (February 1997-April 2004) of the Retail
                                                                       Funds; previously Secretary(1997-2006) and
                                                                       Director(1997-2005)of the Investment Adviser and the
                                                                       Administrator; and Secretary and Director of the
                                                                       Distributor(1997-2005).

Amy R. Doberman (43)         Vice President       Since July 2004      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                            Management; Managing Director (since July 2004) and
New York, NY 10020                                                     Secretary (since February 2006) of Morgan Stanley
                                                                       Investment Management Inc. and the Investment Adviser,
                                                                       Managing Director and Secretary of the Distributor (since
                                                                       February 2006); Managing Director (since February 2005) and
                                                                       Secretary (since February 2006) of the Administrator; Vice
                                                                       President of the Institutional and Retail Funds (since July
                                                                       2004); various positions with the Van Kampen Funds and
                                                                       certain of their service providers; previously, Managing
                                                                       Director and General Counsel - Americas, UBS Global Asset
                                                                       Management (July 2000-July 2004).

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
    EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -------------------  -------------------  ------------------------------------------------------------
Carsten Otto (42)            Chief Compliance     Since October 2004   Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas  Officer                                   Stanley Investment Management Inc. (since October 2004);
New York, NY 10020                                                     Managing Director of the Investment Adviser and Morgan
                                                                       Stanley Investment Management Inc.; formerly Assistant
                                                                       Secretary and Assistant General Counsel of the Morgan
                                                                       Stanley Retail Funds.

Stefanie V. Chang (39)       Vice President       Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                     Investment Adviser; Vice President of the Institutional
                                                                       Funds (since December 1997) and the Retail Funds (since
                                                                       July 2003); various positions with the Van Kampen Funds;
                                                                       formerly practiced law with the New York law firm of Rogers
                                                                       & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)        Treasurer and Chief  Treasurer since      Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust     Financial Officer    July 2003 and Chief  Administration (since December 2001); previously, Vice
Harborside Financial Center,                      Financial Officer    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                        since September      Vice President of the Investment Adviser and the
Jersey City, NJ 07311                             2002                 Administrator (August 2000-November 2001).

Thomas F. Caloia (59)        Vice President       Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                           the Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                             (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                                  Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)          Secretary            Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                     Investment Adviser; Secretary of the Institutional Funds
                                                                       (since June 1999) and the Retail Funds (since July 2003);
                                                                       formerly practiced law with the New York law firms of
                                                                       McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                       Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

During the year ended December 31, 2005, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                CLASS A        CLASS B      CLASS C    CLASS D
Tax-Exempt Income                0.51           0.53         0.45       0.54
Long-Term Capital Gains          0.21           0.21         0.21       0.21

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37900RPT-RA06-00106P-Y12/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                  MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2) Not applicable.

      (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                            REGISTRANT    COVERED ENTITIES(1)
             AUDIT FEES                                     $ 30,447      N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES                        $    540 (2)  $   (2)
                  TAX FEES                                  $  4,699 (3)  $   (4)
                  ALL OTHER FEES                            $      -      $ -
             TOTAL NON-AUDIT FEES                           $  5,239      $

             TOTAL                                          $ 35,686      $

          2004

                                                           REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                                    $ 29,002       N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES                       $    452 (2)   $ 3,746,495 (2)
                  TAX FEES                                 $  5,335 (3)   $    79,800 (4)
                  ALL OTHER FEES                           $      -       $         - (5)
             TOTAL NON-AUDIT FEES                          $  5,787       $ 3,826,295

             TOTAL                                         $ 34,789       $ 3,826,295

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

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          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)   Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006